Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 2,342	$ (4,907)	$ (6,497)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share based compensation to employees	559	111
Depreciation and amortization	638	554	548
Impairment of goodwill			587
Extinguishment and amortization expenses related to beneficial conversion feature and discount of convertible loans	103	1,116	2,684
Severance pay, net	93	37	53
Increase in trade receivables, net	(2,280)	(1,360)	(607)
Decrease (increase) in other accounts receivable and prepaid expenses	14	(135)	81
Decrease in costs and estimated earnings in excess of billings	809	403	1,467
Increase in inventories	(890)	(1,503)	(499)
Increase in trade payables	303	592	602
Increase (decrease) in other accounts payable, accrued expenses and advances from customers, net	31	173	(1,437)
Net cash provided by (used in) operating activities from continuing operations	1,722	(4,919)	(3,018)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,041)	(411)	(366)
Construction-in-process	(736)
Decrease (increase) in deposits, net	(29)	11	(10)
Change in restricted deposits, net	(5)	356	6
Net cash provided by (used in) investing activities from continuing operations	(1,811)	(44)	(370)
Cash flows from financing activities:
Issuance of Ordinary shares, net	9,726	5,796	7,430
Exercise of warrants	2,141	1,300
Proceeds from (repayment of) short-term bank credit, net	(575)	(1,841)	827
Proceeds from (repayment of) loans from shareholders, net		187	(5,030)
Net cash provided by financing activities from continuing operations	11,292	5,442	3,227
Net cash provided by (used in) operating activities from discontinued operations	(644)	298	253
Net cash used in investing activities from discontinued operations	(101)	(34)	(8)
Effect of exchange rate changes of discontinued operation on cash and cash equivalents	(138)	(133)	(116)
Increase (decrease) in cash and cash equivalents	10,320	610	(32)
Cash and cash equivalents at the beginning of the year	2,364	1,754	1,786
Cash and cash equivalents at the end of the year	12,684	2,364	1,754
Less cash and cash equivalents of discontinued operation at the end of the year	267	1,159	1,020
Cash and cash equivalents of continued operation at the end of the period	12,417	1,205	734
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the period for income taxes	17	16	15
Net cash paid during the period for interest	173	658	2,106
(b) Non-cash transactions
Conversion of convertible loan including unpaid interest	3,175	113
Transfer of inventory to property, plant and equipment	82	92	573
Purchase of property, plant and equipment in credit	$ 44	$ 14	$ 62